Income from equity instruments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity Instruments Classified As [Abstract]
Financial assets held for trading	R$ 18,458	R$ 21,489	R$ 44,312
Financial assets - available-for-sale	64,662	237,056	85,703
Other financial instruments at fair value through profit or loss	0	0	12,866
Total	R$ 83,120	R$ 258,545	R$ 142,881